UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2019

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.1%
China Telecom Corp. Ltd., Class H Shares	2,100,000	$1,142,374	(a)
Nippon Telegraph & Telephone Corp.	17,000	729,655	(a)

Total Diversified Telecommunication Services		1,872,029

Entertainment - 1.1%
Konami Holdings Corp.	17,500	805,197	(a)
Viacom Inc., Class B Shares	31,500	926,730

Total Entertainment		1,731,927

Interactive Media & Services - 2.4%
Alphabet Inc., Class A Shares	1,632	1,837,452	*
Auto Trader Group PLC	153,000	917,946	(a)
TripAdvisor Inc.	19,000	1,090,220	*

Total Interactive Media & Services		3,845,618

Media - 1.3%
CBS Corp., Class B Shares, Non Voting Shares	18,034	891,962
Comcast Corp., Class A Shares	34,400	1,258,008

Total Media		2,149,970

Wireless Telecommunication Services - 1.6%
NTT DOCOMO Inc.	54,000	1,293,034	(a)
T-Mobile US Inc.	19,000	1,322,780	*

Total Wireless Telecommunication Services		2,615,814

TOTAL COMMUNICATION SERVICES		12,215,358

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.9%
Lear Corp.	6,454	993,464
Magna International Inc.	15,300	809,743
NGK Spark Plug Co., Ltd.	29,100	625,063	(a)
Sumitomo Rubber Industries Ltd.	47,700	661,102	(a)

Total Auto Components		3,089,372

Automobiles - 0.8%
Honda Motor Co., Ltd.	21,600	644,649	(a)
Mazda Motor Corp.	58,800	648,195	(a)

Total Automobiles		1,292,844

Household Durables - 1.9%
Bellway PLC	35,000	1,303,639	(a)
Electrolux AB, Class B Shares	32,343	766,665	(a)
Persimmon PLC	33,500	1,044,632	(a)

Total Household Durables		3,114,936

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 1.9%
Amazon.com Inc.	1,330	$2,285,911	*
Booking Holdings Inc.	430	788,108	*

Total Internet & Direct Marketing Retail		3,074,019

Multiline Retail - 0.4%
Marks & Spencer Group PLC	199,924	757,742	(a)

Specialty Retail - 3.1%
Home Depot Inc.	11,300	2,073,889
Lowe’s Cos. Inc.	18,900	1,817,424
Ross Stores Inc.	12,080	1,112,810

Total Specialty Retail		5,004,123

Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	47,288	1,119,118	(a)
NIKE Inc., Class B Shares	15,600	1,277,328

Total Textiles, Apparel & Luxury Goods		2,396,446

TOTAL CONSUMER DISCRETIONARY		18,729,482

CONSUMER STAPLES - 7.5%
Beverages - 1.2%
Diageo PLC	30,000	1,143,941	(a)
PepsiCo Inc.	7,000	788,690

Total Beverages		1,932,631

Food & Staples Retailing - 2.1%
Koninklijke Ahold Delhaize NV	49,743	1,311,828	(a)
Tesco PLC	320,000	936,758	(a)
Walgreens Boots Alliance Inc.	15,801	1,141,780

Total Food & Staples Retailing		3,390,366

Food Products - 2.0%
Ajinomoto Co., Inc.	56,000	967,367	(a)
Archer-Daniels-Midland Co.	26,000	1,167,400
Tyson Foods Inc., Class A Shares	19,400	1,201,248

Total Food Products		3,336,015

Household Products - 0.7%
Procter & Gamble Co.	11,100	1,070,817

Tobacco - 1.5%
Altria Group Inc.	27,380	1,351,203
Imperial Brands PLC	32,891	1,089,847	(a)

Total Tobacco		2,441,050

TOTAL CONSUMER STAPLES		12,170,879

ENERGY - 7.3%
Energy Equipment & Services - 0.5%
SBM Offshore NV	48,800	804,460	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.8%
China Petroleum & Chemical Corp., Class H Shares	1,014,000	$845,837	(a)
Eni SpA	82,036	1,389,441	(a)
Exxon Mobil Corp.	7,281	533,552
GS Holdings Corp.	10,600	518,490	(a)
Imperial Oil Ltd.	44,300	1,256,900
Murphy Oil Corp.	25,707	703,086
Neste oyj	20,974	1,922,752	(a)
Phillips 66	14,600	1,392,986
Repsol SA	73,471	1,290,493	(a)
Valero Energy Corp.	13,300	1,168,006

Total Oil, Gas & Consumable Fuels		11,021,543

TOTAL ENERGY		11,826,003

FINANCIALS - 17.6%
Banks - 8.6%
Bank of America Corp.	63,971	1,821,254
BNP Paribas SA	20,912	982,768	(a)
Canadian Imperial Bank of Commerce	15,000	1,271,852
China Construction Bank Corp., Class H Shares	805,000	727,042	(a)
Citizens Financial Group Inc.	39,342	1,334,481
Danske Bank A/S	33,718	623,884	(a)
Fifth Third Bancorp	38,000	1,019,160
ING Groep NV	72,653	860,397	(a)
JPMorgan Chase & Co.	15,409	1,594,831
Lloyds Banking Group PLC	1,850,000	1,408,083	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	1,092,632	(a)
Wells Fargo & Co.	24,400	1,193,404

Total Banks		13,929,788

Consumer Finance - 0.8%
Capital One Financial Corp.	16,705	1,346,256

Diversified Financial Services - 0.6%
ORIX Corp.	63,400	954,982	(a)

Insurance - 7.0%
Aegon NV	141,253	726,822	(a)
Allianz SE, Registered Shares	7,524	1,592,486	(a)
Allstate Corp.	17,300	1,520,151
Aviva PLC	220,000	1,196,227	(a)
AXA SA	29,324	680,472	(a)
CNO Financial Group Inc.	35,744	639,103
Everest Re Group Ltd.	3,290	720,674
Manulife Financial Corp.	71,000	1,140,690

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
MetLife Inc.	32,600	$1,488,842
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,915	871,203	(a)
Principal Financial Group Inc.	16,084	805,326

Total Insurance		11,381,996

Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	24,800	985,800	*

TOTAL FINANCIALS		28,598,822

HEALTH CARE - 12.5%
Biotechnology - 2.1%
Amgen Inc.	9,200	1,721,412
Biogen Inc.	4,897	1,634,521	*

Total Biotechnology		3,355,933

Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	23,500	1,703,515
IDEXX Laboratories Inc.	4,300	914,954	*

Total Health Care Equipment & Supplies		2,618,469

Health Care Providers & Services - 4.4%
Cigna Corp.	5,700	1,138,917
CVS Health Corp.	23,198	1,520,629
Humana Inc.	4,900	1,514,051
McKesson Corp.	6,300	807,975
UnitedHealth Group Inc.	7,800	2,107,560

Total Health Care Providers & Services		7,089,132

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	9,000	981,540	*

Pharmaceuticals - 3.8%
Allergan PLC	6,700	964,666
Bristol-Myers Squibb Co.	30,500	1,505,785
Merck & Co. Inc.	16,900	1,257,867
Sanofi	16,300	1,416,410	(a)
Shionogi & Co., Ltd.	17,700	1,086,929	(a)

Total Pharmaceuticals		6,231,657

TOTAL HEALTH CARE		20,276,731

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.6%
Arconic Inc.	30,900	581,538
Boeing Co.	6,780	2,614,503
Spirit AeroSystems Holdings Inc., Class A Shares	12,000	1,000,800

Total Aerospace & Defense		4,196,841

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Airlines - 1.4%
Air Canada	59,700	$1,348,072	*
Southwest Airlines Co.	17,000	964,920

Total Airlines		2,312,992

Electrical Equipment - 0.7%
Rockwell Automation Inc.	6,800	1,152,736

Machinery - 4.0%
CNH Industrial NV	92,000	902,226	(a)
Cummins Inc.	10,150	1,493,166
Kawasaki Heavy Industries Ltd.	44,900	1,127,993	(a)
Mitsubishi Heavy Industries Ltd.	27,500	1,062,282	(a)
Oshkosh Corp.	16,666	1,250,783
Parker-Hannifin Corp.	4,334	714,287

Total Machinery		6,550,737

Trading Companies & Distributors - 1.7%
HD Supply Holdings Inc.	21,000	880,740	*
Marubeni Corp.	144,600	1,124,646	(a)
W.W. Grainger Inc.	2,350	694,167

Total Trading Companies & Distributors		2,699,553

TOTAL INDUSTRIALS		16,912,859

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.6%
Cisco Systems Inc.	30,060	1,421,537
F5 Networks Inc.	7,100	1,142,745	*
Juniper Networks Inc.	39,700	1,029,818
Telefonaktiebolaget LM Ericsson, Class B Shares	67,144	598,025	(a)

Total Communications Equipment		4,192,125

Electronic Equipment, Instruments & Components - 0.4%
Jabil Inc.	26,752	712,941

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials Inc.	30,700	1,199,756
ASML Holding NV	5,700	1,003,605	(a)
KLA-Tencor Corp.	12,400	1,321,468
Texas Instruments Inc.	12,620	1,270,582
Xilinx Inc.	16,000	1,791,040

Total Semiconductors & Semiconductor Equipment		6,586,451

Software - 3.0%
Check Point Software Technologies Ltd.	7,300	817,016	*
Citrix Systems Inc.	8,600	881,844

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Software - (continued)
Microsoft Corp.	21,601	$2,255,792
Oracle Corp.	19,200	964,416

Total Software		4,919,068

Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	28,843	4,800,629
HP Inc.	60,000	1,321,800
NetApp Inc.	24,285	1,548,655
Samsung Electronics Co., Ltd.	41,100	1,717,279	(a)

Total Technology Hardware, Storage & Peripherals		9,388,363

TOTAL INFORMATION TECHNOLOGY		25,798,948

MATERIALS - 4.4%
Chemicals - 2.3%
Chemours Co.	21,961	785,106
Covestro AG	11,792	650,353	(a)
Huntsman Corp.	33,563	737,379
Methanex Corp.	19,600	1,068,047
Mitsubishi Gas Chemical Co., Inc.	31,500	496,252	(a)

Total Chemicals		3,737,137

Metals & Mining - 1.2%
Anglo American PLC	49,863	1,272,475	(a)
South32 Ltd.	301,085	774,811	(a)

Total Metals & Mining		2,047,286

Paper & Forest Products - 0.9%
UPM-Kymmene oyj	49,946	1,444,173	(a)

TOTAL MATERIALS		7,228,596

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Brixmor Property Group Inc.	62,000	1,062,060
Essex Property Trust Inc.	3,600	976,320

Total Equity Real Estate Investment Trusts (REITs)		2,038,380

Real Estate Management & Development - 1.1%
China Vanke Co., Ltd., Class H Shares	225,700	924,629	(a)
Daito Trust Construction Co., Ltd.	6,200	862,606	(a)

Total Real Estate Management & Development		1,787,235

TOTAL REAL ESTATE		3,825,615

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
UTILITIES - 2.2%
Electric Utilities - 1.8%
Edison International		13,000	$740,610
Exelon Corp.		25,900	1,236,984
Fortum oyj		45,297	1,028,098	(a)

Total Electric Utilities			3,005,692

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy Inc.		15,500	634,105

TOTAL UTILITIES			3,639,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $136,208,295)			161,223,090

RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,514,520)	2.329%	1,514,520	1,514,520

TOTAL INVESTMENTS - 99.9% (Cost - $137,722,815)			162,737,610
Other Assets in Excess of Liabilities - 0.1%			103,237

TOTAL NET ASSETS - 100.0%			$162,840,847

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$7,327,152	$4,888,206	—	$12,215,358
Consumer Discretionary	11,158,677	7,570,805	—	18,729,482
Consumer Staples	6,721,138	5,449,741	—	12,170,879
Energy	5,054,530	6,771,473	—	11,826,003
Financials	16,881,824	11,716,998	—	28,598,822
Health Care	17,773,392	2,503,339	—	20,276,731
Industrials	12,695,712	4,217,147	—	16,912,859
Information Technology	22,480,039	3,318,909	—	25,798,948
Materials	2,590,532	4,638,064	—	7,228,596
Real Estate	2,038,380	1,787,235	—	3,825,615
Utilities	2,611,699	1,028,098	—	3,639,797

Total Long-Term Investments	107,333,075	53,890,015	—	161,223,090

Short-Term Investments†	1,514,520	—	—	1,514,520

Total Investments	$108,847,595	$53,890,015	—	$162,737,610

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $53,890,015 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019